Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Income tax expense (benefit) attributable to continuing operations
Income tax expense (benefit) attributable to Cablevision's continuing operations consists of the following components:

	Years Ended December 31,
	2010	2009	2008
Current expense (benefit):
Federal	$(2,716)	$7,639	$6,124
State and other	17,134	8,798	7,819
	14,418	16,437	13,943
Deferred expense (benefit):
Federal	120,234	71,832	(129,290)
State	(24,552)	23,918	(2,822)
	95,682	95,750	(132,112)
Tax expense relating to uncertain tax positions, including accrued interest	3,667	990	4,251
Income tax expense (benefit)	$113,767	$113,177	$(113,918)

CSC Holdings

Income tax expense (benefit) attributable to continuing operations consists of the following components:

	Years Ended December 31,
	2010	2009	2008
Current expense:
Federal	$6,190	$11,174	$9,236
State and other	17,134	8,798	7,819
	23,324	19,972	17,055
Deferred expense (benefit):
Federal	226,188	125,182	(82,972)
State	(2,293)	38,111	7,393
	223,895	163,293	(75,579)
Tax expense relating to uncertain tax positions, including accrued interest	3,667	990	4,251
Income tax expense (benefit)	$250,886	$184,255	$(54,273)

Reconciliation of effective tax rate from continuing operations
The income tax expense (benefit) attributable to Cablevision's continuing operations differs from the amount derived by applying the statutory federal rate to pretax income principally due to the effect of the following items:

	Years Ended December 31,
	2010	2009	2008

Federal tax expense (benefit) at statutory federal rate	$112,531	$82,953	$(130,092)
State income taxes, net of federal benefit	11,784	19,577	8,716
Changes in the valuation allowance	(2,428)	(1,427)	6,602
Change in the state rate used to determine deferred taxes, net of federal benefit	5,842	(6,764)	(11,274)
Tax expense relating to uncertain tax positions, including accrued interest, net of deferred tax benefits	1,202	(105)	1,417
Non-deductible officers' compensation	3,989	7,264	5,934
Other non-deductible expenses	3,246	3,340	1,329
Increase in certain state and city net operating loss carry forwards pursuant to the finalization of an examination with a taxing authority	(18,951)	-	-
Elimination of state carry forwards pursuant to LLC conversions	-	9,095	-
Research credit	(1,800)	(1,200)	(811)
Loss (gain) attributable to noncontrolling interests	(227)	96	2,837
Other	(1,421)	348	1,424
Income tax expense (benefit)	$113,767	$113,177	$(113,918)

CSC Holdings

The income tax expense (benefit) attributable to CSC Holdings' continuing operations differs from the amount derived by applying the statutory federal rate to pretax income principally due to the effect of the following items:

	Years Ended December 31,
	2010	2009	2008

Federal tax expense (benefit) at statutory federal rate	$235,187	$144,808	$(77,090)
State income taxes, net of federal benefit	30,263	29,777	15,450
Changes in the valuation allowance	(2,428)	(1,427)	6,602
Change in the state rate used to determine deferred taxes, net of federal benefit	2,925	(8,510)	(11,366)
Tax expense relating to uncertain tax positions, including accrued interest, net of deferred tax benefits	1,202	(105)	1,417
Non-deductible officers' compensation	3,989	7,264	5,934
Other non-deductible expenses	3,246	3,340	1,329
Increase in certain state and city net operating loss carry forwards pursuant to the finalization of an examination with a taxing authority	(18,951)	-	-
Elimination of state carry forwards pursuant to LLC conversions	-	9,095	-
Research credit	(1,800)	(1,200)	(811)
Loss (gain) attributable to noncontrolling interests	(227)	96	2,837
Other	(2,520)	1,117	1,425
Income tax expense (benefit)	$250,886	$184,255	$(54,273)

Significant components of deferred tax assets and liabilities
For Cablevision, the tax effects of temporary differences which give rise to significant portions of deferred tax assets or liabilities and the corresponding valuation allowance at December 31, 2010 and 2009 are as follows:

	December 31,
	2010	2009
Deferred Tax Asset (Liability)
Current
NOLs and tax credit carry forwards	$96,570	$477,441
Compensation and benefit plans	43,074	33,396
Allowance for doubtful accounts	6,260	4,445
Other liabilities	8,626	19,944
Deferred tax asset	154,530	535,226
Valuation allowance	(2,217)	(10,194)
Net deferred tax asset, current	152,313	525,032

Investments	(48,668)	(7,612)
Deferred tax liability, current	(48,668)	(7,612)

Net deferred tax asset, current	103,645	517,420

Noncurrent
NOLs and tax credit carry forwards	513,319	41,657
Compensation and benefit plans	57,929	80,097
Investments	4,565	-
Partnership investments	161,501	184,438
Other	8,483	13,636
Deferred tax asset	745,797	319,828
Valuation allowance	(11,224)	(5,962)
Net deferred tax asset, noncurrent	734,573	313,866

Fixed assets and intangibles	(620,987)	(361,949)
Investments	-	(20,504)
Other assets	(14,299)	(16,789)
Deferred tax liability, noncurrent	(635,286)	(399,242)

Net deferred tax asset (liability), noncurrent	99,287	(85,376)

Total net deferred tax asset	$202,932	$432,044

CSC Holdings

For CSC Holdings, the tax effects of temporary differences which give rise to significant portions of deferred tax assets or liabilities and the corresponding valuation allowance at December 31, 2010 and 2009 are as follows:

	December 31,
	2010	2009
Deferred Tax Asset (Liability)
Current
NOLs and tax credit carry forwards	$152,163	$270,594
Compensation and benefit plans	43,074	33,396
Allowance for doubtful accounts	6,260	4,445
Other liabilities	8,626	19,944
Deferred tax asset	210,123	328,379
Valuation allowance	(5,968)	(10,127)
Net deferred tax asset, current	204,155	318,252

Investments	(48,668)	(7,612)
Deferred tax liability, current	(48,668)	(7,612)

Net deferred tax asset, current	$155,487	$310,640

Noncurrent
Tax credit carry forwards	41,634	-
Compensation and benefit plans	57,929	80,097
Investments	4,565	-
Partnership investments	161,501	184,438
Other	8,483	13,636
Deferred tax asset	274,112	278,171
Valuation allowance	(7,473)	(6,029)
Net deferred tax asset, noncurrent	266,639	272,142

Fixed assets and intangibles	(620,987)	(361,949)
Investments	-	(20,504)
Other assets	(14,299)	(16,790)
Deferred tax liability, noncurrent	(635,286)	(399,243)

Net deferred tax liability, noncurrent	(368,647)	(127,101)

Total net deferred tax asset (liability)	$(213,160)	$183,539

Reconciliation of unrecognized tax benefits associated with uncertain tax positions, excluding associated deferred tax benefits and accrued interest
A reconciliation of the beginning and ending amount of unrecognized tax benefits associated with uncertain tax positions, excluding associated deferred tax benefits and accrued interest, is as follows:

Balance at December 31, 2009	$62,404
Increases related to prior year tax positions	3,971
Decreases related to prior year tax positions	(2,008)
Increases related to current year tax positions	619
Settlements	(3,979)
Lapse of statute of limitations	(909)
Balance at December 31, 2010	$60,098